Document and Entity Information	12 Months Ended
Jun. 30, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2023
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41412
Entity Registrant Name	IONEER LTD
Entity Central Index Key	0001896084
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	213 Miller Street
Entity Address, Address Line Two	Suite 16.01, Level 16
Entity Address, City or Town	North Sydney
Entity Address, Postal Zip Code	2060
Entity Address, Country	AU
Title of 12(b) Security	American Depositary Shares each representing 40 Ordinary Shares, no par value
Trading Symbol	IONR
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	2,098,818,267
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Document Financial Statement Error Correction [Flag]	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	1435
Auditor Name	Ernst & Young
Auditor Location	Sydney, Australia
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Bernard Rowe
Entity Address, Address Line One	213 Miller Street
Entity Address, Address Line Two	Suite 16.01, Level 16
Entity Address, City or Town	North Sydney
Entity Address, Postal Zip Code	2060
Entity Address, Country	AU
Country Region	61
City Area Code	2
Local Phone Number	9922-5800